UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-04670

DWS Global/International Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2010

ITEM 1.	REPORT TO STOCKHOLDERS

  APRIL 30, 2010

Semiannual Report to Shareholders

DWS Global Bond Fund

Contents

4 Performance Summary

7 Information About Your Fund's Expenses

9 Portfolio Summary

11 Investment Portfolio

19 Financial Statements

23 Financial Highlights

27 Notes to Financial Statements

37 Summary of Management Fee Evaluation by Independent Fee Consultant

42 Account Management Resources

43 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2010

Average Annual Total Returns as of 4/30/10
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	-1.30%	11.87%	6.38%	4.72%	6.15%
Class B	-1.79%	10.99%	5.53%	3.90%	5.30%
Class C	-1.66%	11.05%	5.59%	3.92%	5.32%
Adjusted for the Maximum Sales Charge
Class A (max 4.50% load)	-5.74%	6.84%	4.76%	3.76%	5.66%
Class B (max 4.00% CDSC)	-5.67%	7.99%	4.92%	3.73%	5.30%
Class C (max 1.00% CDSC)	-2.63%	11.05%	5.59%	3.92%	5.32%
No Sales Charges
Class S	-1.25%	12.20%	6.66%	5.00%	6.42%
Barclays Capital Global Aggregate Bond Index+	-1.56%	9.26%	6.10%	4.67%	6.72%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 1, 2010 are 1.21%, 2.06%, 1.95% and 0.91% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class A, B and C shares for the period prior to their inception on June 18, 2001 are derived from the historical performance of Class S shares of DWS Global Bond Fund during such period and have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Global Bond Fund — Class A [] Barclays Capital Global Aggregate Bond Index+

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

+ Barclays Capital Global Aggregate Bond Index is an unmanaged, broad-based, global investment-grade fixed-income measure comprised of three component indices, the U.S. Aggregate Index, the Pan-European Aggregate Index and the Asian-Pacific Aggregate Index.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 4/30/10	$ 10.24	$ 10.24	$ 10.24	$ 10.23
10/31/09	$ 10.55	$ 10.56	$ 10.55	$ 10.55
Distribution Information: Six Months as of 4/30/10: Income Dividends	$ .17	$ .13	$ .14	$ .19
April Income Dividend	$ .0325	$ .0257	$ .0262	$ .0350
SEC 30-day Yield as of 4/30/10++	2.34%	1.62%	1.69%	2.70%
Current Annualized Distribution Rate as of 4/30/10++	3.81%	3.01%	3.07%	4.11%
++ The SEC yield is net investment income per share earned over the month ended April 30, 2010, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 1.46% for Class B shares had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2010. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 2.85% for Class B shares had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.
Lipper Rankings — Global Income Funds Category as of 4/30/10
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	129	of	163	79
3-Year	35	of	105	34
5-Year	43	of	90	48
Class B 1-Year	138	of	163	85
3-Year	55	of	105	52
5-Year	72	of	90	80
Class C 1-Year	136	of	163	83
3-Year	53	of	105	50
5-Year	69	of	90	76
Class S 1-Year	124	of	163	76
3-Year	28	of	105	27
5-Year	33	of	90	37
10-Year	28	of	58	48

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class B shares limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2009 to April 30, 2010).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2010
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 11/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/10	$ 987.00	$ 982.10	$ 983.40	$ 987.50
Expenses Paid per $1,000*	$ 5.76	$ 9.78	$ 9.39	$ 4.48
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 11/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/10	$ 1,018.99	$ 1,014.93	$ 1,015.32	$ 1,020.28
Expenses Paid per $1,000*	$ 5.86	$ 9.94	$ 9.54	$ 4.56
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S
DWS Global Bond Fund	1.17%	1.99%	1.91%	.91%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Geographical Exposure (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	4/30/10	10/31/09

US	38%	33%
Japan	15%	14%
Germany	10%	6%
Netherlands	6%	7%
United Kingdom	5%	5%
Italy	5%	4%
Canada	4%	4%
France	3%	6%
Poland	2%	—
Austria	2%	2%
Ireland	—	3%
Other	10%	16%
	100%	100%
Asset Allocation (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	4/30/10	10/31/09

Sovereign Bonds	51%	56%
Financials	15%	16%
Mortgage-Backed Securities Pass-Throughs	12%	12%
Commercial Mortgage-Backed Securities	4%	3%
Telecommunication Services	3%	2%
Consumer Discretionary	3%	2%
Health Care	2%	1%
Utilities	2%	—
Materials	2%	1%
Energy	2%	2%
Consumer Staples	2%	2%
Industrials	1%	1%
US Treasury Obligations	1%	1%
Asset-Backed	—	1%
	100%	100%
Effective Maturity (Excludes Cash Equivalents and Securities Lending Collateral)	4/30/10	10/31/09

Under 3 years	17%	23%
3-4.99 years	9%	12%
5-9.99 years	56%	48%
10 years or greater	18%	17%
	100%	100%

Weighted average effective maturity: 6.7 years and 8.0 years, respectively.

Effective maturity is the weighted average of the bonds held by the Fund taking into consideration any maturity shortening features.

Geographical exposure, asset allocation and effective maturity are subject to change.

Currency Exposure* (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	4/30/10	10/31/09

United States Dollar	43%	37%
Euro	25%	36%
Japanese Yen	18%	19%
British Pound	5%	3%
Canadian Dollar	4%	3%
South Korean Won	1%	—
Polish Zloty	1%	—
Australian Dollar	1%	1%
Swiss Franc	1%	—
Swedish Krona	1%	1%
	100%	100%
Quality (Excludes Securities Lending Collateral)	4/30/10	10/31/09

US Government and Agencies	11%	11%
AAA**	28%	38%
AA	17%	19%
A	14%	11%
BBB	15%	9%
BB	6%	7%
B	5%	3%
CCC or below	—	2%
Not Rated	4%	—
	100%	100%
* Currency exposure after taking into account the effects of futures and forward contracts.
** Category includes cash equivalents.

Currency exposure and quality are subject to change.

For more complete details about the Fund's investment portfolio, see page 11. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A complete list of the Fund's portfolio holdings is also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of April 30, 2010 (Unaudited)

		Principal Amount ($) (a)	Value ($)

Bonds 95.4%
Argentina 0.7%
Republic of Argentina, 8.28%, 12/31/2033 (Cost $1,158,331)		1,522,682	1,130,592
Australia 0.4%
Westpac Banking Corp., 6.5%, 6/24/2013 (Cost $697,674)	EUR	450,000	671,904
Austria 1.6%
Republic of Austria, 144A, 4.0%, 9/15/2016 (Cost $2,264,822)	EUR	1,740,000	2,490,685
Canada 4.2%
Government of Canada:
4.25%, 6/1/2018	CAD	3,500,000	3,636,031
5.0%, 6/1/2014	CAD	1,990,000	2,123,999
Series WL43, 5.75%, 6/1/2029	CAD	590,000	713,128
(Cost $5,537,964)			6,473,158
Chile 0.9%
Corporacion Nacional del Cobre — Codelco, REG S, 7.5%, 1/15/2019 (Cost $1,283,846)		1,150,000	1,366,522
El Salvador 0.0%
Republic of El Salvador, REG S, 8.25%, 4/10/2032 (Cost $21,032)		20,000	22,600
France 3.2%
Government of France, 4.25%, 10/25/2023 (Cost $4,660,833)	EUR	3,480,000	4,951,763
Germany 9.0%
Federal Republic of Germany:
Series 09, 3.25%, 1/4/2020	EUR	3,000,000	4,089,415
Series 152, 3.5%, 4/12/2013	EUR	2,000,000	2,845,601
Series 08, 4.75%, 7/4/2040	EUR	750,000	1,189,667
Kreditanstalt fuer Wiederaufbau, 0.75%, 3/22/2011	JPY	546,000,000	5,826,590
(Cost $13,244,173)			13,951,273
Greece 0.7%
Republic of Greece:
4.3%, 7/20/2017	EUR	715,000	677,529
4.5%, 9/20/2037	EUR	485,000	417,815
(Cost $1,706,651)			1,095,344
Hungary 0.2%
Republic of Hungary, 6.25%, 1/29/2020 (Cost $332,534)		333,000	347,985
Indonesia 0.6%
Republic of Indonesia:
REG S, 6.875%, 1/17/2018		700,000	778,750
REG S, 8.5%, 10/12/2035		130,000	163,475
(Cost $785,830)			942,225
Italy 4.5%
Buoni Poliennali Del Tesoro:
4.0%, 4/15/2012	EUR	1,160,000	1,610,122
4.0%, 2/1/2017	EUR	1,100,000	1,534,383
5.25%, 8/1/2017	EUR	1,060,000	1,587,189
6.0%, 5/1/2031	EUR	450,000	696,760
6.5%, 11/1/2027	EUR	460,000	744,129
Telecom Italia Capital SA, 7.175%, 6/18/2019		750,000	817,681
(Cost $7,014,932)			6,990,264
Japan 14.3%
Government of Japan:
Series 256, 1.4%, 12/20/2013	JPY	642,000,000	7,102,822
Series 297, 1.4%, 12/20/2018	JPY	1,030,000,000	11,289,616
Series 64, 1.9%, 9/20/2023	JPY	55,000,000	604,000
Series 73, 2.0%, 12/20/2024	JPY	83,000,000	913,376
Series 74, 2.1%, 12/20/2024	JPY	202,000,000	2,250,586
(Cost $19,888,288)			22,160,400
Kazakhstan 1.2%
KazMunaiGaz Finance Sub BV:
144A, 7.0%, 5/5/2020 (b)		500,000	495,055
Series 1, REG S, 8.375%, 7/2/2013		170,000	189,125
144A, 11.75%, 1/23/2015		900,000	1,134,000
(Cost $1,715,466)			1,818,180
Lithuania 0.6%
Republic of Lithuania, REG S, 6.75%, 1/15/2015 (Cost $797,952)		800,000	862,000
Luxembourg 0.8%
European Investment Bank, 4.875%, 9/7/2016	GBP	750,000	1,242,693
(Cost $1,444,457)
Netherlands 5.4%
Government of Netherlands:
4.5%, 7/15/2017	EUR	3,570,000	5,294,484
5.0%, 7/15/2011	EUR	1,670,000	2,340,812
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		350,000	387,769
PACCAR Financial Europe BV, 5.125%, 5/19/2011	EUR	250,000	341,990
(Cost $8,499,033)			8,365,055
Norway 0.3%
DnB NOR Bank ASA, 4.75%, 3/28/2011 (Cost $508,265)	EUR	400,000	548,986
Panama 0.1%
Republic of Panama, 6.7%, 1/26/2036 (Cost $113,100)		120,000	130,500
Peru 0.6%
Republic of Peru, 7.35%, 7/21/2025 (Cost $765,149)		770,000	897,050
Poland 2.3%
Republic of Poland:
Series 1019, 5.5%, 10/25/2019	PLN	10,000,000	3,353,084
6.375%, 7/15/2019		240,000	264,530
(Cost $3,634,121)			3,617,614
Portugal 0.4%
Portugal Obrigacoes do Tesouro, 4.35%, 10/16/2017 (Cost $642,971)	EUR	440,000	562,363
Qatar 0.3%
State of Qatar, 144A, 6.4%, 1/20/2040 (Cost $414,108)		415,000	434,713
Russia 0.6%
Russian Federation, 144A, 5.0%, 4/29/2020 (Cost $993,630)		1,000,000	978,750
South Africa 0.1%
Republic of South Africa, 6.875%, 5/27/2019 (Cost $205,000)		200,000	224,750
Spain 0.4%
Santander International Debt SA, 5.625%, 2/14/2012 (Cost $700,915)	EUR	450,000	634,519
Sweden 0.6%
Government of Sweden, Series 1046, 5.5%, 10/8/2012 (Cost $1,002,429)	SEK	6,000,000	909,626
Switzerland 0.1%
Credit Suisse AG, 5.4%, 1/14/2020 (Cost $209,487)		210,000	213,796
United Kingdom 4.7%
Aviva PLC, 5.7%, 9/29/2049	EUR	450,000	569,195
Barclays Bank PLC:
Series 169, 4.25%, 10/27/2011	EUR	150,000	208,821
Series 1, 5.0%, 9/22/2016		290,000	300,465
5.2%, 7/10/2014		335,000	359,304
Lloyds TSB Bank PLC, Series 2, 3.75%, 11/17/2011	EUR	400,000	552,741
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014		860,000	879,840
United Kingdom Treasury Bonds:
4.75%, 12/7/2038	GBP	1,000,000	1,599,362
5.0%, 3/7/2025	GBP	1,765,000	2,901,487
(Cost $7,928,425)			7,371,215
United States 36.6%
AES Corp., 8.0%, 10/15/2017 (c)		950,000	978,500
American Express Co., 7.0%, 3/19/2018		1,099,000	1,256,606
American Tower Corp., 7.0%, 10/15/2017		1,000,000	1,117,500
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019		600,000	722,182
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2007-2, 5.867%**, 4/10/2049		1,000,000	978,475
"A4", Series 2007-4, 5.935%**, 2/10/2051		950,000	973,279
Bank of America Corp., 5.75%, 12/1/2017		950,000	970,545
CBS Corp., 7.875%, 7/30/2030		1,300,000	1,475,536
Chesapeake Energy Corp., 7.5%, 6/15/2014		950,000	966,625
Citigroup, Inc., 6.125%, 5/15/2018 (c)		1,000,000	1,036,966
Credit Suisse Mortgage Capital Certificates, "A3", Series 2006-C3, 6.019%**, 6/15/2038		1,500,000	1,548,102
CSX Corp.:
6.15%, 5/1/2037		300,000	313,391
6.25%, 3/15/2018		800,000	892,018
CVS Caremark Corp., 6.125%, 9/15/2039		700,000	717,830
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		410,000	533,872
DirecTV Holdings LLC:
5.875%, 10/1/2019		375,000	398,177
144A, 6.35%, 3/15/2040		786,000	811,901
Discover Bank, 8.7%, 11/18/2019		1,190,000	1,351,400
Dow Chemical Co., 8.55%, 5/15/2019 (c)		1,100,000	1,344,109
DTE Energy Co., 7.625%, 5/15/2014		167,000	192,730
Express Scripts, Inc.:
6.25%, 6/15/2014		425,000	476,634
7.25%, 6/15/2019		1,030,000	1,217,742
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.823%**, 2/25/2048		1,213,917	1,217,370
Federal National Mortgage Association:
4.5%, with various maturities from 3/1/2023 until 4/1/2023		3,380,439	3,520,559
5.0%, with various maturities from 7/1/2035 until 3/1/2039		5,166,596	5,380,871
5.5%, 3/1/2039		8,191,590	8,646,288
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		489,000	490,231
Ford Motor Credit Co., LLC, 7.8%, 6/1/2012		1,600,000	1,658,789
Frontier Communications Corp., 8.125%, 10/1/2018 (c)		1,000,000	1,025,000
Government National Mortgage Association, 7.0%, with various maturities from 1/15/2029 until 2/15/2029		97,496	108,214
Illinois, State General Obligation, 4.421%, 1/1/2015 (d)		300,000	305,316
JC Penney Corp., Inc., 7.95%, 4/1/2017		750,000	860,625
KeyBank NA, 5.7%, 11/1/2017		750,000	756,898
Kinder Morgan Energy Partners LP:
5.625%, 2/15/2015		228,000	249,764
6.5%, 9/1/2039		300,000	317,966
Kraft Foods, Inc., 5.375%, 2/10/2020		970,000	1,006,098
LB-UBS Commercial Mortgage Trust:
"A3", Series 2006-C7, 5.347%, 11/15/2038		700,000	702,766
"A4", Series 2007-C6, 5.858%**, 7/15/2040		1,200,000	1,200,941
Medco Health Solutions, Inc., 7.125%, 3/15/2018		1,000,000	1,161,638
MetroPCS Wireless, Inc., 9.25%, 11/1/2014 (c)		850,000	881,875
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043		400,000	429,988
NBC Universal, Inc., 144A, 5.15%, 4/30/2020		360,000	364,202
NRG Energy, Inc., 7.375%, 1/15/2017		875,000	861,875
Prudential Financial, Inc., 7.375%, 6/15/2019		130,000	153,120
Quest Diagnostics, Inc., 6.95%, 7/1/2037		610,000	697,019
Qwest Communications International, Inc., 144A, 8.0%, 10/1/2015		750,000	804,375
Simon Property Group LP, (REIT), 6.75%, 5/15/2014		250,000	279,377
Time Warner Cable, Inc., 8.75%, 2/14/2019		500,000	626,500
Toll Brothers Finance Corp., 8.91%, 10/15/2017		400,000	461,132
US Treasury Bill, 0.22%*, 9/16/2010 (e)		1,034,000	1,033,250
Williams Partners LP, 144A, 6.3%, 4/15/2040		415,000	429,897
Windstream Corp., 8.625%, 8/1/2016		875,000	895,781
(Cost $54,011,531)			56,801,845
Total Bonds (Cost $142,182,949)			148,208,370

Sovereign Loans 0.6%
Russia
Gazprom:
REG S, 6.51%, 3/7/2022		530,000	525,283
144A, 8.125%, 7/31/2014		265,000	292,494
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018		100,000	114,500
Total Sovereign Loans (Cost $883,870)			932,277
	Shares	Value ($)

Securities Lending Collateral 2.8%
Daily Assets Fund Institutional, 0.25% (f) (g) (Cost $4,328,225)	4,328,225	4,328,225

Cash Equivalents 2.7%
Central Cash Management Fund, 0.21% (f) (Cost $4,227,321)	4,227,321	4,227,321
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $151,622,365)+	101.5	157,696,193
Other Assets and Liabilities, Net	(1.5)	(2,319,723)
Net Assets	100.0	155,376,470
* Annualized yield at time of purchase; not a coupon rate.
** These securities are shown at their current rate as of April 30, 2010. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.
+ The cost for federal income tax purposes was $152,318,804. At April 30, 2010, net unrealized appreciation for all securities based on tax cost was $5,377,389. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,241,950 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,864,561.
(a) Principal amount stated in US dollars unless otherwise noted.
(b) When-issued security.
(c) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at April 30, 2010 amounted to $4,143,410, which is 2.7% of net assets.
(d) Taxable issue.
(e) At April 30, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At April 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Canadian Dollar Currency	USD	6/15/2010	16	1,573,440	(14,609)
United Kingdom Long Gilt Bond	GBP	6/28/2010	20	3,547,882	15,571
Total net unrealized appreciation					962

At April 30, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
10 Year US Treasury Note	USD	6/21/2010	185	21,812,656	(179,011)
Euro Currency	USD	6/14/2010	27	4,491,450	(21,601)
Federal Republic of Germany Euro-Bund	EUR	6/8/2010	92	15,293,298	(236,530)
Total unrealized depreciation					(437,142)

At April 30, 2010, the Fund had entered into the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	1,148,160	AUD	1,300,000	6/11/2010	48,879	Citigroup, Inc.
EUR	446,539	PLN	1,800,000	6/11/2010	13,937	Citigroup, Inc.
USD	3,191,181	GBP	2,100,000	6/11/2010	21,367	Citigroup, Inc.
USD	1,468,048	KRW	1,700,000,000	6/11/2010	63,925	Citigroup, Inc.
JPY	88,000,000	USD	944,196	6/11/2010	7,004	Citigroup, Inc.
Total unrealized appreciation					155,112
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	1,790,217	GBP	1,150,000	6/11/2010	(30,964)	Citigroup, Inc.
GBP	2,000,000	EUR	2,274,407	6/11/2010	(30,870)	Citigroup, Inc.
USD	1,077,677	CHF	1,150,000	6/11/2010	(8,431)	Citigroup, Inc.
USD	5,147,663	EUR	3,750,000	6/11/2010	(153,998)	Citigroup, Inc.
USD	1,641,264	EUR	1,200,000	6/11/2010	(43,291)	Citigroup, Inc.
PLN	8,200,000	USD	2,733,789	6/11/2010	(38,576)	Citigroup, Inc.
CAD	2,250,000	USD	2,105,982	6/11/2010	(109,129)	Citigroup, Inc.
USD	1,366,680	EUR	1,000,000	6/11/2010	(35,036)	Citigroup, Inc.
EUR	2,150,000	USD	2,859,608	10/1/2010	(3,535)	Citigroup, Inc.
Total unrealized depreciation					(453,830)
Currency Abbreviations
AUD Australian Dollar CAD Canadian Dollar CHF Swiss Franc EUR Euro GBP British Pound JPY Japanese Yen KRW South Korean Won PLN Polish Zloty SEK Swedish Krona USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (h)
Bonds	$ —	$ 147,175,120	$ —	$ 147,175,120
Sovereign Loans	—	932,277	—	932,277
Short-Term Investments (h)	8,555,546	1,033,250	—	9,588,796
Derivatives (i)	—	155,112	—	155,112
Total	$ 8,555,546	$ 149,295,759	$ —	$ 157,851,305
Liabilities
Derivatives (i)	$ (436,180)	$ (453,830)	$ —	$ (890,010)
Total	$ (436,180)	$ (453,830)	$ —	$ (890,010)
(h) See Investment Portfolio for additional detailed categorizations.
(i) Includes unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Bonds
Balance as of October 31, 2009	$ 2,125,274
Realized gain (loss)	(50,108)
Change in unrealized appreciation (depreciation)	28,294
Amortization premium/discount	—
Net purchases (sales)	(1,304,100)
Net transfers in (out) of Level 3	(799,360)
Balance as of April 30, 2010	$ —
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2010	$ —

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of April 30, 2010 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $143,066,819) — including $4,143,410 of securities loaned	$ 149,140,647
Investment in Daily Assets Fund Institutional (cost $4,328,225)*	4,328,225
Investment in Central Cash Management Fund (cost $4,227,321)	4,227,321
Total investments, at value (cost $151,622,365)	157,696,193
Foreign currency, at value (cost $1,050,378)	1,045,282
Receivable for investments sold — when-issued securities	5,411,814
Receivable for Fund shares sold	34,238
Interest receivable	2,061,405
Net receivable on closed forward foreign currency exchange contracts	31,381
Unrealized appreciation on forward foreign currency exchange contracts	155,112
Foreign taxes recoverable	4,551
Other assets	32,466
Total assets	166,472,442
Liabilities
Payable upon return of securities loaned	4,328,225
Payable for investment purchased — when-issued securities	5,851,319
Payable for Fund shares redeemed	53,535
Unrealized depreciation on forward foreign currency exchange contracts	453,830
Payable for variation margin on open futures contracts	122,150
Accrued management fee	55,843
Other accrued expenses and payables	231,070
Total liabilities	11,095,972
Net assets, at value	$ 155,376,470
Net Assets Consist of
Undistributed net investment income	2,148,112
Net unrealized appreciation (depreciation) on: Investments	6,073,828
Futures	(436,180)
Foreign currency	(351,739)
Accumulated net realized gain (loss)	546,336
Paid-in capital	147,396,113
Net assets, at value	$ 155,376,470
* Represents collateral on securities loaned

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2010 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share(a) ($37,155,980 ÷ 3,630,252 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$ 10.24
Maximum offering price per share (100 ÷ 95.50 of $10.24)	$ 10.72

Class B

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($2,034,290 ÷ 198,676 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)
$ 10.24

Class C

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($6,414,765 ÷ 626,692 shares of capital stock outstanding, $.01 par value, 20,000,000 shares authorized)
$ 10.24
Class S Net Asset Value, offering and redemption price(a) per share ($109,771,435 ÷ 10,732,145 shares of capital stock outstanding, $.01 par value, 309,154,575 shares authorized)	$ 10.23
(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended April 30, 2010 (Unaudited)
Investment Income
Income: Interest	$ 3,453,645
Income distributions — Central Cash Management Fund	7,984
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	431
Total Income	3,462,060
Expenses: Management fee	340,168
Administration fee	82,968
Distribution and service fees	89,792
Services to shareholders	160,115
Custodian fee	25,001
Directors' fees and expenses	3,256
Reports to shareholders	33,322
Audit and tax fees	42,700
Legal fees	33,427
Registration fees	28,847
Other	12,447
Total expenses before expense reductions	852,043
Expense reductions	(558)
Total expenses after expense reductions	851,485
Net investment income	2,610,575
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	2,252,823
Futures	(377,023)
Foreign currency	(836,718)
1,039,082
Change in net unrealized appreciation (depreciation) on: Investments	(5,497,062)
Futures	(361,584)
Foreign currency	(348,115)
(6,206,761)
Net gain (loss)	(5,167,679)
Net increase (decrease) in net assets resulting from operations	$ (2,557,104)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
Operations: Net investment income	$ 2,610,575	$ 4,466,025
Net realized gain (loss)	1,039,082	2,981,924
Change in net unrealized appreciation (depreciation)	(6,206,761)	17,738,236
Net increase (decrease) in net assets resulting from operations	(2,557,104)	25,186,185
Distributions to shareholders from: Net investment income: Class A	(642,901)	(1,016,462)
Class B	(28,313)	(57,581)
Class C	(88,204)	(139,947)
Class S	(2,140,819)	(4,054,646)
Net realized gains: Class A	—	(1,575,186)
Class B	—	(138,205)
Class C	—	(297,913)
Class S	—	(5,619,828)
Total distributions	(2,900,237)	(12,899,768)
Fund share transactions: Proceeds from shares sold	37,441,001	62,674,870
Reinvestment of distributions	2,542,020	11,475,152
Cost of shares redeemed	(54,555,494)	(57,531,836)
Redemption fees	928	5,480
Net increase (decrease) in net assets from Fund share transactions	(14,571,545)	16,623,666
Increase (decrease) in net assets	(20,028,886)	28,910,083
Net assets at beginning of period	175,405,356	146,495,273
Net assets at end of period (including undistributed net investment income of $2,148,112 and $2,437,774, respectively)	$ 155,376,470	$ 175,405,356

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 10.55	$ 9.72	$ 9.97	$ 9.67	$ 10.01	$ 10.35
Income (loss) from investment operations: Net investment income[b]	.16	.25	.23	.22	.21	.17
Net realized and unrealized gain (loss)	(.30)	1.36	(.23)	.33	.24	(.05)
Total from investment operations	(.14)	1.61	(.00)***	.55	.45	.12
Less distributions from: Net investment income	(.17)	(.30)	(.25)	(.25)	(.79)	(.46)
Net realized gains	—	(.48)	—	—	—	—
Total distributions	(.17)	(.78)	(.25)	(.25)	(.79)	(.46)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 10.24	$ 10.55	$ 9.72	$ 9.97	$ 9.67	$ 10.01
Total Return (%)[c]	(1.30)**	17.47	(.07)[d]	5.92[d]	4.71[d]	.92[d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	37	38	32	29	31	34
Ratio of expenses before expense reductions (%)	1.17*	1.21	1.43	1.60	1.66	1.51
Ratio of expenses after expense reductions (%)	1.17*	1.21	1.27	1.40	1.41	1.33
Ratio of net investment income (%)	3.00*	2.53	2.27	2.25	2.12	1.68
Portfolio turnover rate (%)	107**	163	146	237	183	224
[a] For the six months ended April 30, 2010 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class B Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 10.56	$ 9.72	$ 9.97	$ 9.67	$ 10.01	$ 10.35
Income (loss) from investment operations: Net investment income[b]	.11	.17	.15	.14	.13	.09
Net realized and unrealized gain (loss)	(.30)	1.38	(.23)	.33	.24	(.06)
Total from investment operations	(.19)	1.55	(.08)	.47	.37	.03
Less distributions from: Net investment income	(.13)	(.23)	(.17)	(.17)	(.71)	(.37)
Net realized gains	—	(.48)	—	—	—	—
Total distributions	(.13)	(.71)	(.17)	(.17)	(.71)	(.37)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 10.24	$ 10.56	$ 9.72	$ 9.97	$ 9.67	$ 10.01
Total Return (%)[c,d]	(1.79)**	16.56	(.72)	4.96	3.93	.06
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	3	2	2	4
Ratio of expenses before expense reductions (%)	2.04*	2.06	2.24	2.38	2.88	2.49
Ratio of expenses after expense reductions (%)	1.99*	2.01	2.02	2.15	2.23	2.18
Ratio of net investment income (%)	2.18*	1.73	1.52	1.50	1.30	.83
Portfolio turnover rate (%)	107**	163	146	237	183	224
[a] For the six months ended April 30, 2010 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class C Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 10.55	$ 9.72	$ 9.97	$ 9.66	$ 10.00	$ 10.35
Income (loss) from investment operations: Net investment income[b]	.12	.18	.15	.15	.13	.09
Net realized and unrealized gain (loss)	(.29)	1.36	(.23)	.33	.24	(.07)
Total from investment operations	(.17)	1.54	(.08)	.48	.37	.02
Less distributions from: Net investment income	(.14)	(.23)	(.17)	(.17)	(.71)	(.37)
Net realized gains	—	(.48)	—	—	—	—
Total distributions	(.14)	(.71)	(.17)	(.17)	(.71)	(.37)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 10.24	$ 10.55	$ 9.72	$ 9.97	$ 9.66	$ 10.00
Total Return (%)[c]	(1.66)**	16.60	(.82)[d]	5.08[d]	3.94[d]	(.04)[d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	7	6	4	3	4
Ratio of expenses before expense reductions (%)	1.91*	1.95	2.15	2.35	2.51	2.30
Ratio of expenses after expense reductions (%)	1.91*	1.95	2.02	2.14	2.22	2.17
Ratio of net investment income (%)	2.26*	1.79	1.52	1.51	1.31	.84
Portfolio turnover rate (%)	107**	163	146	237	183	224
[a] For the six months ended April 30, 2010 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class S Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 10.55	$ 9.71	$ 9.96	$ 9.66	$ 10.00	$ 10.35
Income (loss) from investment operations: Net investment income[b]	.17	.28	.26	.24	.23	.20
Net realized and unrealized gain (loss)	(.30)	1.37	(.23)	.34	.25	(.06)
Total from investment operations	(.13)	1.65	.03	.58	.48	.14
Less distributions from: Net investment income	(.19)	(.33)	(.28)	(.28)	(.82)	(.49)
Net realized gains	—	(.48)	—	—	—	—
Total distributions	(.19)	(.81)	(.28)	(.28)	(.82)	(.49)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 10.23	$ 10.55	$ 9.71	$ 9.96	$ 9.66	$ 10.00
Total Return (%)	(1.25)**	17.90	.17[c]	6.09[c]	5.11[c]	1.16[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	110	128	105	95	108	115
Ratio of expenses before expense reductions (%)	.91*	.91	1.17	1.33	1.41	1.22
Ratio of expenses after expense reductions (%)	.91*	.91	1.02	1.15	1.16	1.08
Ratio of net investment income (%)	3.26*	2.83	2.52	2.50	2.37	1.93
Portfolio turnover rate (%)	107**	163	146	237	183	224
[a] For the six months ended April 30, 2010 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Global Bond Fund (the "Fund") is a non-diversified series of DWS Global/International Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Maryland corporation.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Directors of the Fund. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Directors. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which they trade. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund may lend securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Derivatives. Authoritative accounting guidance requires that disclosures about the Fund's derivative and hedging activities and derivatives accounted for as hedging instruments must be disclosed separately from derivatives that do not qualify for hedge accounting. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the Fund's derivatives are not accounted for as hedging instruments. As such, even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not considered to be hedging instruments. The disclosure below is presented in accordance with authoritative accounting guidance.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund enters into futures contracts as a hedge against anticipated interest rate or currency market changes, and for duration management. The Fund also enters into futures contracts for non-hedging purposes to seek to enhance potential gains.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures contracts against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of an underlying hedged security, index or currency. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open future contracts as of April 30, 2010 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2010, the Fund invested in futures contracts with a total notional value generally indicative of a range from approximately $39,271,000 to $61,618,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities. The Fund also engages in forward currency contracts for non-hedging purposes to seek to enhance potential gains.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of April 30, 2010 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2010, the Fund invested in forward currency contracts with a total value generally indicative of a range from approximately $18,052,000 to $25,474,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2010 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Forward Contracts
Foreign Exchange Contracts (a)	$ 186,493

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized appreciation on forward foreign currency exchange contracts and net receivable on closed forward foreign currency exchange contracts
Liability Derivatives	Futures Contracts	Forward Contracts	Total Value
Interest Rate Contracts (a)	$ (399,970)	$ —	$ (399,970)
Foreign Exchange Contracts (b)	(36,210)	(453,830)	(490,040)
	$ (436,180)	$ (453,830)	$ (890,010)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Net unrealized depreciation on futures. Liability of payable for daily variation margin on open futures reflects unsettled variation margin.
(b) Net unrealized depreciation on futures and unrealized depreciation on forward foreign currency exchange contracts. Liability of payable for daily variation margin on open futures reflects unsettled variation margin.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2010 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts	Forward Contracts	Total
Interest Rate Contracts (a)	$ (403,357)	$ —	$ (403,357)
Foreign Exchange Contracts (b)	26,334	(796,138)	(769,804)
	$ (377,023)	$ (796,138)	$ (1,173,161)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from futures
(b) Net realized gain (loss) from futures and foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts	Forward Contracts	Total
Interest Rate Contracts (a)	$ (341,683)	$ —	$ (341,683)
Foreign Exchange Contracts (b)	(19,901)	(279,766)	(299,667)
	$ (361,584)	$ (279,766)	$ (641,350)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in unrealized depreciation on futures
(b) Change in net unrealized appreciation (depreciation) on futures and foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, based on the Fund's understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2009 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in forward foreign currency exchange contracts, foreign currency denominated investments, certain securities sold at a loss and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended April 30, 2010, purchases and sales of investment securities (excluding short-term investments) aggregated $170,112,320 and $177,290,071, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement, the Fund pays a monthly management fee equal to an annual rate of 0.41% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from November 1, 2009 through September 30, 2010, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Class B shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 1.99%.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2010, the Administration Fee was $82,968, of which $13,015 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2010, the amounts charged to the Fund by DISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at April 30, 2010
Class A	$ 31,919	$ —	$ 22,291
Class B	3,016	558	1,780
Class C	4,529	—	2,907
Class S	70,899	—	47,268
	$ 110,363	$ 558	$ 74,246

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc., ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2010, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at April 30, 2010
Class B	$ 8,433	$ 1,115
Class C	25,301	4,002
	$ 33,734	$ 5,117

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2010, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at April 30, 2010	Annualized Effective Rate
Class A	$ 45,065	$ 22,084.24%
Class B	2,706	1,216.24%
Class C	8,287	3,779.25%
	$ 56,058	$ 27,079

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2010, aggregated $823.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2010, the CDSC for Class B and Class C shares was $2,697 and $275, respectively. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2010, DIDI received $850 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2010, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $12,066, of which $6,386 is unpaid.

Directors' Fees and Expenses. The Fund paid each Director not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and other affiliated money market funds managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of the underlying money market funds. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

D. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended April 30, 2010		Year Ended October 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	678,811	$ 7,118,011	1,335,164	$ 13,501,210
Class B	59,817	628,905	86,825	881,743
Class C	139,377	1,463,601	311,761	3,183,576
Class S	2,664,399	28,230,484	4,495,422	45,108,341
		$ 37,441,001		$ 62,674,870
Shares issued to shareholders in reinvestment of distributions
Class A	55,054	$ 571,273	228,100	$ 2,213,589
Class B	2,004	20,835	17,346	167,752
Class C	6,005	62,305	28,624	277,172
Class S	181,814	1,887,607	909,238	8,816,639
		$ 2,542,020		$ 11,475,152
Shares redeemed
Class A	(723,210)	$ (7,544,916)	(1,219,171)	$ (11,925,256)
Class B	(80,947)	(845,543)	(184,358)	(1,818,477)
Class C	(158,825)	(1,656,070)	(351,596)	(3,461,489)
Class S	(4,267,753)	(44,508,965)	(4,109,569)	(40,326,614)
		$ (54,555,494)		$ (57,531,836)
Redemption fees		$ 928		$ 5,480
Net increase (decrease)
Class A	10,655	$ 144,379	344,093	$ 3,792,780
Class B	(19,126)	(195,803)	(80,187)	(768,982)
Class C	(13,443)	(129,903)	(11,211)	(738)
Class S	(1,421,540)	(14,390,218)	1,295,091	13,600,606
		$ (14,571,545)		$ 16,623,666

G. Review for Subsequent Events

Management has evaluated the events and transactions subsequent to period end through the date the financial statements were available to be issued, and has determined that there were no material events that would require disclosure in the Fund's financial statements.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 9, 2009, As Revised November 20, 2009

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2009, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007 and 2008.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and serve in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 124 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Classes A, B and C:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C	Class S
Nasdaq Symbol	SZGAX	SZGBX	SZGCX	SSTGX
CUSIP Number	233379 866	233379 858	233379 841	233379 825
Fund Number	461	661	761	2061

Privacy Statement

Dear Valued Client:

Your confidence is important to us. So we want to make sure you know our policies regarding the handling of our clients' private information. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above. Additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415 September 2009

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Bond Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Bond Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 29, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 29, 2010